                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA 02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Compliance Officer
Phone: 617) 951-9493

Signature, Place, and Date of Signing:


/s/Jarlyth H. Gibson                      Boston, MA    July 22, 2010
-------------------------------------   -------------   -------------
             [Signature]                [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            4
Form 13F Information Table Value Total:   $  323,974
                                          (thousands)

                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------  -----------  --------  ---------------------  ----------  --------  ------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                 VALUE     SHRS OR   SH/  PUT   INVESTMENT    OTHER   ------------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
----------------------------  --------  -----------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
ACHILLION PHARMACEUTICALS,
   INC.                        COMMON   00448Q-20-1     2,456   1,116,432                 SOLE               1,116,432
ASPEN TECHNOLGY, INC.          COMMON   045327-10-3   321,389  29,512,336                 SOLE              29,512,336
MTI TECHNOLOGY, CORP.          COMMON   553903-10-5        10  17,192,037                 SOLE              17,192,037
RAPTOR PHARMACEUTICALS CORP.   COMMON   75382F-10-6       119      43,304                 SOLE                  43,304

                                                      323,974